PC&J PRESERVATION FUND

  Semi-Annual Report
  to Shareholders
  June 30, 1997
-----------------------------------------------------------------------------





                 The PC&J Preservation Fund is a registered investment
            company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 1997 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.
            This report requires no action on your part. Please give us a call if you have any questions.



                                 \s\ James Johnson
                                --------------------
                                    James Johnson
                                      Secretary


                                \s\ Kathleen Carlson
                                --------------------
                                  Kathleen Carlson
                                      Treasurer

  PC&J PRESERVATION FUND

  FINANCIAL HIGHLIGHTS
  FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND
  FOR THE YEARS ENDED DECEMBER 31, 1996, 1995, 1994,  AND 1993

  Selected Data for Each Share
  of Capital Stock Outstanding            1997        1996       1995        1994        1993
  Throughout the Period                (Unaudited)
                                       --------------------------------------------------------

  NET ASSET VALUE-BEGINNING OF PERIOD     $10.97       $11.32     $10.34     $11.31     $11.24
                                       -----------  ---------- ---------- ---------- ----------

  Income from investment operations:
     Net investment income                  0.31         0.62       0.59       0.70       0.67
     Net realized and unrealized
       gain (loss) on securities           (0.04)       (0.31)      0.98      (0.97)      0.28
                                       -----------  ---------- ---------- ---------- ----------
  TOTAL FROM INVESTMENT OPERATIONS         $0.27         0.31       1.57      (0.27)      0.95
                                       -----------  ---------- ---------- ---------- ----------
  Less dividends:
     From net investment income            (0.00)       (0.62)     (0.59)     (0.70)     (0.67)
     From net realized gain
      on investments                       (0.00)       (0.04)     (0.00)     (0.00)     (0.21)
                                       -----------  ---------- ---------- ---------- ----------
  TOTAL DIVIDENDS                          (0.00)       (0.66)     (0.59)     (0.70)     (0.88)
                                       -----------  ---------- ---------- ---------- ----------

  NET ASSET VALUE-END OF PERIOD           $11.24       $10.97     $11.32     $10.34     $11.31
                                       ===========  ========== ========== ========== ==========


  TOTAL RETURN <F1>                         2.46%        2.75%     15.18%     (2.39)%     8.45%

  RATIOS TO AVERAGE NET ASSETS
     Expenses                               0.99%<F2>    1.00%      1.00%      1.00%      1.00%
     Net investment income                  5.49%<F2>    5.38%      5.56%      5.83%      5.87%

  Portfolio turnover rate                  20.36%<F2>   28.66%     25.62%     30.03%     37.13%



  Net assets at end of period (000's)     $15,150      $16,151    $16,472    $14,261    $16,218



<F1> TOTAL RETURN IS BASED ON PAST PERFORMANCE AND IS NOT A
     GUARANTEE OF FUTURE PERFORMANCE.
<F2> ANNUALIZED

  PC&J PRESERVATION FUND

  SCHEDULE OF INVESTMENTS
  JUNE 30, 1997
  (UNAUDITED)

-------------------------------------------------------------------------------------
                                       PERCENT     YEARS
                                       OF NET        TO     PRINCIPAL       MARKET
  SECURITY (Note A)                    ASSETS     MATURITY   AMOUNT         VALUE
-------------------------------------------------------------------------------------

  U.S. GOVERNMENT OBLIGATIONS:

  Maturity of 1 - 5 years:              28.4%

     Federal Nat'l. Mortgage Assoc.
       Step Notes, 5.550%, due 10/98              1.25         750,000       745,192
     Federal Home Loan Bank
       Bond, 6.000%, due 12/98                    1.50       1,500,000     1,496,865
     Federal Nat'l Mortgage Assoc.
       Notes, 9.550%, due 03/99                   1.75       1,000,000     1,054,687
     U.S. Treasury Notes,
       6.500%, due 04/99                          1.75       1,000,000     1,007,188
                                                                         ------------
                                                                           4,303,932

  Maturity of 6 - 10 years:             49.3

     U.S. Treasury Notes,
       6.375%, due 08/02                          5.25       2,000,000     1,998,750
     U.S. Treasury Notes,
       5.875%, due 02/04                          6.75       1,500,000     1,452,656
     U.S. Treasury Notes,
       7.250%, due 08/04                          7.00         500,000       521,094
     Federal Home Loan Bank Notes,
       6.380%, due 10/04                          7.25       1,000,000       978,810
     U.S. Treasury Notes,
       6.500%, due 05/05                          8.00       1,000,000       998,125
     Federal Home Loan Mortgage Corp.
       Notes, 7.510%, due 08/05                   8.25       1,000,000     1,000,610
     U.S. Treasury Notes,
       7.000%, due 07/06                          9.00         500,000       514,219
                                                                         ------------
                                                                           7,464,264
                                       -------                           ------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $11,639,679)                 77.7%                             $11,768,19



  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PRESERVATION FUND

  JUNE 30, 1997
  (UNAUDITED)

------------------------------------------------------------------------------------
                                       PERCENT     YEARS
                                       OF NET        TO     PRINCIPAL       MARKET
  SECURITY (Note A)                    ASSETS     MATURITY   AMOUNT         VALUE
------------------------------------------------------------------------------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     FORWARD (Cost $11,639,679)         77.7%                            $11,768,196
                                       -------                           ------------

  U.S. CORPORATE OBLIGATIONS:

  Maturity of less than 1 year           3.5

      Lehman Brothers Holding Inc.
       Notes, 5.750%, due 02/98                   0.75         525,000       524,480
                                                                         ------------

  Maturity of 1 - 5 years:               6.5

     US Leasing Int'l Med Term Notes,
       6.700%, due 09/99                          2.25         500,000       501,300
     American Express Credit Corp.
       Notes, 6.125%, due 11/01                   4.50         500,000       488,460
                                                                         ------------
                                                                             989,760
                                       -------                           ------------

   TOTAL U.S. CORPORATE OBLIGATIONS
     (Cost $1,503,453)                  10.0                               1,514,240
                                       -------                           ------------


  MUNICIPAL OBLIGATIONS -

  Maturity of 6-10 years -               3.3

     Ohio Taxable Development
       Assistance Bonds,
       6.820%, due 04/03
        (Cost $500,000)                           5.75         500,000       498,770
                                       -------                           ------------

  TOTAL U.S. GOVERNMENT,
  CORPORATE,  AND MUNICIPAL
  OBLIGATIONS
     (Cost $13,643,132)                 91.0                              13,781,206

  SHORT-TERM OBLIGATIONS
     (Cost $1,127,854)                   7.4                               1,127,854
                                       -------                           ------------

  TOTAL INVESTMENTS
     (Cost $14,770,986)                 98.4%                            $14,909,060
                                       =======                           ============


  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PRESERVATION FUND

  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1997
  (UNAUDITED)
-----------------------------------------------------------------------------

  ASSETS:
  Investments in securities, at market value
       (Cost basis - $14,770,986) (Notes A & D)              $14,909,060
  Receivables _ Interest                                         253,080
                                                             ------------
  Total assets                                                15,162,140

  LIABILITIES _ Accrued expenses (Note B)                        (12,408)
                                                             ------------
  NET ASSETS                                                 $15,149,732
                                                             ============



  SHARES OUTSTANDING (Unlimited authorization -
     no par value):
       Beginning of year                                       1,472,457
       Net increase (Note C)                                    (124,723)
                                                             ------------
       End of period                                           1,347,734
                                                             ============



  NET ASSET VALUE PER SHARE                                      $11.24
                                                             ============





  NET ASSETS CONSIST OF:
       Paid in capital                                       $14,648,029
       Net unrealized appreciation on investments                138,075
       Undistributed net investment income                       422,769
       Undistributed net (loss) on investments                   (59,141)
                                                             ------------
       Net Assets                                            $15,149,732
                                                             ============




  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PRESERVATION FUND

  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 1997
  (UNAUDITED)
-----------------------------------------------------------------------------

  INVESTMENT INCOME - Interest (Note A):                     $   499,078
                                                             ------------

  EXPENSES (Note B):
       Investment advisory fee                                    38,155
       Management fee                                             38,154
                                                             ------------
  Total expenses                                                  76,309
                                                             ------------

  NET INVESTMENT INCOME                                          422,769
                                                             ------------

  REALIZED AND UNREALIZED GAIN / (LOSS) ON
  INVESTMENTS (Note D):
       Net realized (loss) on investments                        (59,141)
       Change in unrealized appreciation/
         (depreciation) of investments                             3,862
                                                             ------------
  NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS              (55,279)
                                                             ------------

  NET INCREASE IN NET ASSETS FROM OPERATIONS                 $   367,490
                                                             ============


  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PRESERVATION FUND

  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                              For the Six Months        For the Year         Ended                   Ended
                                                 June 30, 1997        December 31, 1996
                                                  (Unaudited)
                                              --------------------   -------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
       Net investment income                     $   422,769           $   861,330
       Net realized gain/(loss) on                   (59,141)               57,532
         investments
       Change in unrealized appreciation/
         (depreciation) of investments                 3,862              (495,171)
                                                 ------------          ------------
  Net increase in net assets from operations         367,490               423,691

  DIVIDENDS TO SHAREHOLDERS:
       Dividends from net investment income                0              (861,330)
       Dividends from net realized gain
         on investments                                    0               (57,532)
                                                 ------------          ------------
       Net decrease in assets from dividends
         to shareholders                                   0              (918,862)

  INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS (Note C)                           (1,368,808)              174,434
                                                 ------------          ------------
  Total decrease in net assets                    (1,001,318)             (320,737)

  NET ASSETS:
       Beginning of period                        16,151,050            16,471,787
                                                 ------------          ------------
       End of period                             $15,149,732           $16,151,050
                                                 ============          ============


  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PRESERVATION FUND

  NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

  A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Preservation Fund (the 'Fund') commenced operations on April 30, 1985, as a 'no-load, open-end, diversified' investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (1) Security Valuations - Investments in securities traded on the over-the-counter market are valued at the average of the reported bid and ask prices. All other securities are valued using established procedures which involve approximating the yield-to-maturity of similar securities traded on a national exchange.

     (2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     (3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

  B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

     The Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc. (the 'Advisor'), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $38,155 for the six months ended
     June 30, 1997.

     The Fund has a management agreement with PC&J Service Corp., (the 'Service Corp.'), wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $38,154 for the six months ended June 30, 1997.



     The Fund's shareholders have adopted a Distribution Expense Plan ('Plan')pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and trustees, or both, of the Advisor and of Service Corp.

  PC&J PRESERVATION FUND

  NOTES TO FINANCIAL STATEMENTS - (Concluded)
-----------------------------------------------------------------------------

  C. CAPITAL SHARE TRANSACTIONS

                                        For the Six Months           For the Year
                                             Ending                     Ending
                                          June 30, 1997            December 31, 1996
                                     --------------------------------------------------
    Shares sold                        52,169   $   574,723      120,451   $ 1,357,280
    Shares issued in reinvestment
      of dividends                          0             0       83,771       918,862
    Shares redeemed                  (176,893)   (1,943,531)    (186,785)   (2,101,708)
                                     ---------  ------------    ---------  ------------
    Net increase/(decrease)          (124,724)  $(1,368,808)      17,437   $   174,434
                                     =========  ============    =========  ============





  D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations) for the six months ended June 30, 1997 aggregated $1,496,563 and $3,517,148, respectively. Purchases and sales of U.S. Government Securities for the six months ended June 30, 1997 aggregated $1,496,563 and $3,517,147, respectively.

     At June 30, 1997 gross unrealized appreciation on investments was $223,490 and gross unrealized depreciation on investments was $85,415 for net unrealized appreciation of $138,075 for financial reporting and federal income tax purposes.